OTHER EXPENSE (Tables)	12 Months Ended
Dec. 31, 2012
OTHER EXPENSE [Abstract]
Schedule of Other Expense

Other expense is summarized as follows:

	2012	2011	2010

Interest expense to related party (see Note 9)	$(1,570)	$(1,109)	$(763)
Interest income (expense) related to uncertain
tax positions (see Note 13)	(124)	721	(602)
Interest expense and other bank charges	(878)	(792)	(655)
Amortization of deferred financing costs	(325)	(202)	-
Interest income	26	4	10
Foreign currency gain (loss)	(321)	616	(330)
Dividend from NAS (see Note 4)	-	-	153
Other income (expense)	79	67	(33)
Total other expense, net	$(3,113)	$(695)	$(2,220)